SEGMENT INFORMATION AND REVENUE ANALYSIS (Tables)	12 Months Ended
Dec. 31, 2024
SEGMENT INFORMATION AND REVENUE ANALYSIS
Summary information for reporting segment

	Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Revenues	$35,091,174	$31,457,908	$37,037,108
Cost of revenues	(7,054,323)	(4,227,409)	(4,383,363)
Gross profit	28,036,851	27,230,499	32,653,745
Operating expenses:
Selling and marketing expenses	(3,585,138)	(2,547,000)	(4,061,116)
General and administrative expenses	(6,960,604)	(8,546,880)	(7,103,226)
Research and development expenses	(3,859,392)	(4,274,894)	(6,174,365)
Total operating expenses	(14,405,134)	(15,368,774)	(17,338,707)
Income from operations	13,631,717	11,861,725	15,315,038
Interest expense	(299,269)	(285,833)	(576,752)
Interest income	8,553	1,562	393
Subsidy income	1,375,447	791,959	266
Other expenses, net	(194,580)	(10,211)	(651,657)
Income before income tax	14,521,868	12,359,202	14,087,288

Schedule of revenue by major customers

	For the years ended
	December 31,
	2024	2023	2022
Distributors	$17,220,009	$14,995,701	$13,499,170
Direct customers(1)	19,817,099	16,462,207	21,592,004
Total	$37,037,108	$31,457,908	$35,091,174
(1)	Revenue from direct customers include revenue from sales of medical devices to hospitals (i.e. directly or through deliverers).

Schedule of timing of revenue recognition and disaggregation by major product type

Timing of revenue recognition

	For the years ended
	December 31,
	2024	2023	2022
At a point of time	$37,037,108	$31,457,908	$35,091,174

Furthermore, the Company has disclosed revenue by major product type as follows:

	For the years ended
	December 31,
	2024	2023	2022
MWA devices	$37,027,277	$30,940,383	$31,283,234
– MWA needles	33,826,455	26,278,169	30,551,145
– MWA therapeutic apparatus	3,200,822	4,662,214	732,089
Other medical devices	9,831	517,525	3,807,940
Total	$37,037,108	$31,457,908	$35,091,174